STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 13	-	STOCKHOLDERS’ EQUITY

A.	Share capital:

1.	Composition:

December 31, 2025 and 2024	Registered	Issued and outstanding
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431	*

*Before considering treasury stock.

2.	In September 2005, the Company registered its ordinary shares for trade in the United States.

3.
The Ordinary shares of the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when, declared.

During 2023, the Company repurchased a total of 282,644 shares amounting to approximately $6.6 million.

During 2025, the Company repurchased a total of 84,938 shares amounting to approximately $3.1 million.

As of December 31, 2025, an amount of 3,666,789 ordinary shares representing 15.62% of the share capital of the Company is held by the Company and its' fully owned subsidiary as treasury shares. (3,581,851 shares as of December 31, 2024).

4.	Treasury stock has no voting rights.

B.	Retained earnings

1.
In determining the amount of retained earnings available for distribution as a dividend, the Israeli Companies Law stipulates that the cost of the Company’s shares acquired either by the Company or its subsidiary (presented as a separate item in the consolidated balance sheet and the statement of changes in equity) must be deducted from the amount of retained earnings.

2.	Dividends are declared and paid in NIS. Dividends paid to stockholders outside Israel are converted into dollars on the basis of the exchange rate prevailing at the date of declaration.

3.	In November 2023 the Board of directors decided to resume to $5 million as dividend distributed quarterly

4.	In February 2024 the board of directors approved the increase of quarterly dividend to $8 million.

5.	In February 2025 the board of directors approved the increase of quarterly dividend to $10 million.

6.
During the years ended December 31, 2025, 2024 and 2023, the Company declared dividends in the amount of US$ 2.0, US$ 1.56 and US$ 0.68, per share, totaling approximately US$ 40.0, 32.0 and 14.0 million, respectively (including fourth quarter dividend declared and paid on the following month of January).